Exhibit 4.1

EXECUTION COPY

SUPPLEMENT NO. 1

TO SERIES 2019-A INDENTURE SUPPLEMENT

This SUPPLEMENT NO. 1 TO SERIES 2019-A INDENTURE SUPPLEMENT, dated as of July 29, 2019 (this “Supplement”), is entered into by and between NISSAN WHOLESALE RECEIVABLES CORPORATION II, a Delaware corporation, as transferor (the “Transferor”), NISSAN MOTOR ACCEPTANCE CORPORATION, a California corporation, as servicer (the “Servicer”), and NISSAN MASTER OWNER TRUST RECEIVABLES, a Delaware statutory trust, as issuer (the “Issuer”), and consented to by U.S. BANK NATIONAL ASSOCIATION, a national banking association organized and existing under the laws of the United States, not in its individual capacity but solely as indenture trustee (the “Indenture Trustee”).

RECITALS:

WHEREAS, the Issuer and the Indenture Trustee are parties to the Amended and Restated Indenture, dated as of October 15, 2003 (as supplemented, amended or restated or otherwise modified from time to time, the “Amended and Restated Indenture”), as supplemented by the Series 2019-A Indenture Supplement, dated as of March 13, 2019 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2019-A Indenture Supplement”, each between the Issuer and the Indenture Trustee (the “Amended and Restated Indenture” as so supplemented by the Series 2019-A Indenture Supplement, the “Indenture”); and

WHEREAS, the parties hereto wish to amend the Series 2019-A Indenture Supplement pursuant to Section 8.04(a) of the Series 2019-A Indenture Supplement and Section 10.01(b) of the Amended and Restated Indenture as of the Effective Date (as defined below).

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the parties hereto agree as follows:

ARTICLE I

DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the Annex of Definitions (the “Annex of Definitions”) attached to the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 among Nissan Wholesale Receivables Corporation II, as transferor, the Issuer and Nissan Motor Acceptance Corporation, as servicer.

ARTICLE II

AMENDMENTS

Section 2.1 Amendment to Series 2019-A Indenture Supplement. As of the Effective Date, Section 4.03 of the Series 2019-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

Supplement No. 1 to Series 2019-A Indenture Supplement

Section 4.03. [~~Reserved~~].Net Remittances.

Notwithstanding anything to the contrary in this Indenture Supplement, so long as NMAC is the Servicer, NMAC (as Servicer or in any other capacity) may make the remittances required pursuant to this Indenture Supplement net of amounts to be distributed to the Servicer or its Affiliates pursuant hereto. Accounts between the Servicer and such Affiliates will be adjusted accordingly. Nonetheless, the Servicer shall account for all of the above described remittances and distributions in the Payment Date Statement as if the amounts were deposited and/or transferred separately.

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Supplement shall become effective immediately (such date, the “Effective Date”) without further action by any party:

(a) receipt by the Indenture Trustee of an Issuer Order in accordance with Section 10.01(b) of the Amended and Restated Indenture;

(b) receipt by each party hereto of an executed counterpart of this Supplement from each other party hereto;

(c) satisfaction of the Rating Agency Condition with respect to this Supplement and the Notes of all outstanding Series in accordance with Section 10.01(b)(i) of the Amended and Restated Indenture and Section 8.04(a)(i)(B) of the Series 2019-A Indenture Supplement;

(d) receipt by Issuer and the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 10.01(b)(ii) of the Amended and Restated Indenture;

(e) receipt by the Issuer and the Indenture Trustee of a Required Federal Income Tax Opinion in accordance with Section 10.01(b)(iii) of the Amended and Restated Indenture and Section 8.04(a)(ii) of the Series 2019-A Indenture Supplement;

(f) receipt by the Indenture Trustee and the Owner Trustee of an Opinion of Counsel in accordance with Section 10.03 of the Amended and Restated Indenture and Section 8.04(d) of the Series 2019-A Indenture Supplement; and

(g) receipt by the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 12.01(a)(i) of the Amended and Restated Indenture.

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ARTICLE IV

MISCELLANEOUS

Section 4.1 Indenture Unaffected. Except as modified herein, the parties acknowledge that the provisions of the Indenture remain in full force and effect and are hereby ratified and confirmed by the parties hereto. After the Effective Date all references in the Transaction Documents to the Series 2019-A Indenture Supplement or the Indenture shall mean the Series 2019-A Indenture Supplement or the Indenture, as applicable, as modified hereby.

Section 4.2 Governing Law. This Supplement shall be governed by the governing law described in Section 12.12 of the Amended and Restated Indenture and Section 8.06 of the Series 2019-A Indenture Supplement.

Section 4.3 Captions. The various captions in this Supplement are included for convenience only and shall not affect the meaning or interpretation of any provision of this Supplement or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Supplement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Supplement shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Supplement as to such jurisdiction or any other jurisdiction.

Section 4.5 Binding Effect. This Supplement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

Section 4.6 Counterparts. This Supplement may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Supplement.

Section 4.7 No Recourse. It is expressly understood and agreed by the parties hereto that (a) this Supplement is executed and delivered by Wilmington Trust Company (“WTC”), not individually or personally, but solely as Owner Trustee of the Issuer, in the exercise of the powers and authority conferred and vested in it, (b) each of the representations, undertakings and agreements herein made on the part of the Issuer is made and intended not as a personal representation, undertaking or agreement by WTC, but is made and intended for the purpose of binding only the Issuer, (c) nothing herein contained shall be construed as creating any liability on WTC, individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any Person claiming by, through or under the parties hereto and (d) under no circumstances shall WTC be personally liable for the payment of any indebtedness or expenses of the Issuer or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Issuer under this Supplement or any other related documents.

[SIGNATURE PAGES FOLLOW]

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IN WITNESS WHEREOF, the parties hereto have caused this Supplement to be executed and delivered as of the date first above written.

NISSAN WHOLESALE RECEIVABLES CORPORATION II,
as Transferor

By:	/s/ Douglas E. Gwin, Jr.
Name:	Douglas E. Gwin, Jr.
Title:	Assistant Treasurer

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NISSAN MOTOR ACCEPTANCE CORPORATION,
as Servicer

By:	/s/ Douglas E. Gwin, Jr.
Name:	Douglas E. Gwin, Jr.
Title:	Assistant Treasurer

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NISSAN MASTER OWNER TRUST RECEIVABLES,
as Issuer

By: WILMINGTON TRUST COMPANY, not in its individual capacity, but solely as Owner Trustee

By:	/s/ Dorri Costello
Name:	Dorri Costello
Title:	Vice President

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CONSENTED TO:

U.S. BANK NATIONAL ASSOCIATION,
not in its individual capacity but solely as Indenture Trustee

By:	/s/ Brian W. Kozack
Name:	Brian W. Kozack
Title:	Vice President

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